UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2023

Date of reporting period:	2/28/2023

Item 1 – Reports to Stockholders

PGIM JENNISON MID-CAP GROWTH FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Mid-Cap Growth Fund informative and useful. The report covers performance for the six-month period ended February 28, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Mid-Cap Growth Fund

April 14, 2023

PGIM Jennison Mid-Cap Growth Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 (without sales charges)	Average Annual Total Returns as of 2/28/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	4.22	-13.90	8.35	9.36	—

Class C	3.83	-10.59	8.77	9.19	—

Class R	4.11	-9.06	9.36	9.76	—

Class Z	4.51	-8.54	9.94	10.33	—

Class R2	4.31	-8.87	9.57	N/A	9.37 (12/27/2017)

Class R4	4.43	-8.67	9.83	N/A	9.63 (12/27/2017)

Class R6	4.55	-8.48	10.09	10.50	—

Russell Midcap Growth Index

	5.31	-8.31	8.74	11.45	—

Russell Midcap Index

	4.69	-4.99	8.40	10.68	—

Average Annual Total Returns as of 2/28/23 Since Inception (%)

Class R2, Class R4
(12/27/2017)

Russell Midcap Growth Index	8.93

Russell Midcap Index	8.01

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fee*	None	None	None	None	0.10%	0.10%	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell Midcap Growth Index—The Russell Midcap Growth Index is an unmanaged index which is a market value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Mid-Cap Growth Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 2/28/23

Ten Largest Holdings	Line of Business	% of Net Assets

Performance Food Group Co.	Food & Staples Retailing	2.8%

HEICO Corp.	Aerospace & Defense	2.6%

Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	2.3%

WEX, Inc.	IT Services	2.2%

Quanta Services, Inc.	Construction & Engineering	2.0%

Trade Desk, Inc. (The) (Class A Stock)	Media	2.0%

HubSpot, Inc.	Software	2.0%

GFL Environmental, Inc. (Canada)	Commercial Services & Supplies	2.0%

Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	1.9%

Palo Alto Networks, Inc.	Software	1.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Mid-Cap Growth Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Mid-Cap Growth Fund		Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,042.20	1.08%	$ 5.47

	Hypothetical	$1,000.00	$1,019.44	1.08%	$ 5.41

Class C	Actual	$1,000.00	$1,038.30	2.02%	$10.21

	Hypothetical	$1,000.00	$1,014.78	2.02%	$10.09

Class R	Actual	$1,000.00	$1,041.10	1.29%	$ 6.53

	Hypothetical	$1,000.00	$1,018.40	1.29%	$ 6.46

Class Z	Actual	$1,000.00	$1,045.10	0.74%	$ 3.75

	Hypothetical	$1,000.00	$1,021.12	0.74%	$ 3.71

Class R2	Actual	$1,000.00	$1,043.10	1.08%	$ 5.47

	Hypothetical	$1,000.00	$1,019.44	1.08%	$ 5.41

Class R4	Actual	$1,000.00	$1,044.30	0.83%	$ 4.21

	Hypothetical	$1,000.00	$1,020.68	0.83%	$ 4.16

Class R6	Actual	$1,000.00	$1,045.50	0.61%	$ 3.09

	Hypothetical	$1,000.00	$1,021.77	0.61%	$ 3.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of February 28, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS

Aerospace & Defense 2.6%

HEICO Corp.(a)	321,478	$53,227,113

Auto Components 1.6%

Aptiv PLC*	273,355	31,785,719

Biotechnology 3.9%

Argenx SE (Netherlands), ADR*	77,142	28,235,515
Exact Sciences Corp.*	333,541	20,789,610
Horizon Therapeutics PLC*	134,189	14,692,354
Seagen, Inc.*(a)	92,195	16,566,520

		80,283,999

Building Products 0.6%

Zurn Elkay Water Solutions Corp.	545,174	12,539,002

Commercial Services & Supplies 2.0%

GFL Environmental, Inc. (Canada)(a)	1,316,819	39,991,793

Communications Equipment 1.7%

Arista Networks, Inc.*	254,225	35,261,008

Construction & Engineering 3.6%

Quanta Services, Inc.	258,761	41,764,025
WillScot Mobile Mini Holdings Corp.*	606,879	31,193,581

		72,957,606

Construction Materials 1.7%

Martin Marietta Materials, Inc.	95,128	34,233,713

Diversified Financial Services 1.5%

Apollo Global Management, Inc.(a)	439,587	31,166,718

Electrical Equipment 1.4%

AMETEK, Inc.	197,729	27,990,517

Electronic Equipment, Instruments & Components 4.9%

Amphenol Corp. (Class A Stock)	377,090	29,232,017
Cognex Corp.	86,858	4,118,806

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    9

Schedule of Investments  (unaudited)  (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Littelfuse, Inc.	80,428	$20,809,137
Teledyne Technologies, Inc.*	107,947	46,424,766

		100,584,726

Energy Equipment & Services 1.1%

Halliburton Co.(a)	636,629	23,065,069

Entertainment 0.8%

Take-Two Interactive Software, Inc.*	143,962	15,771,037

Food & Staples Retailing 2.8%

Performance Food Group Co.*	1,011,149	57,220,922

Food Products 1.0%

Freshpet, Inc.*(a)	333,154	20,715,516

Health Care Equipment & Supplies 6.9%

Cooper Cos., Inc. (The)	82,810	27,076,386
Dexcom, Inc.*	344,960	38,294,010
Envista Holdings Corp.*(a)	595,493	23,021,759
Insulet Corp.*(a)	111,045	30,688,396
STERIS PLC(a)	111,506	20,966,473

		140,047,024

Health Care Providers & Services 2.6%

Molina Healthcare, Inc.*	99,010	27,260,423
Progyny, Inc.*	703,062	26,407,009

		53,667,432

Hotels, Restaurants & Leisure 4.5%

Churchill Downs, Inc.	48,998	12,042,728
Expedia Group, Inc.*(a)	162,426	17,699,561
Hilton Worldwide Holdings, Inc.	274,657	39,690,683
Texas Roadhouse, Inc.(a)	224,514	22,797,152

		92,230,124

Household Durables 1.2%

Lennar Corp. (Class A Stock)(a)	262,766	25,419,983

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 2.8%

Markel Corp.*	13,445	$17,879,968
RenaissanceRe Holdings Ltd. (Bermuda)	102,900	22,113,210
Ryan Specialty Holdings, Inc.*(a)	394,839	16,630,618

		56,623,796

Interactive Media & Services 1.6%

Pinterest, Inc. (Class A Stock)*	1,276,368	32,049,601

Internet & Direct Marketing Retail 1.7%

Etsy, Inc.*(a)	287,699	34,929,536

IT Services 6.2%

Gartner, Inc.*	88,679	29,069,863
Jack Henry & Associates, Inc.	100,752	16,547,508
Shift4 Payments, Inc. (Class A Stock)*(a)	572,429	36,921,671
WEX, Inc.*	232,125	44,756,021

		127,295,063

Life Sciences Tools & Services 4.0%

Agilent Technologies, Inc.	243,762	34,606,891
Avantor, Inc.*	518,958	12,647,006
IQVIA Holdings, Inc.*	164,195	34,229,732

		81,483,629

Machinery 0.3%

Nordson Corp.	27,866	6,120,488

Media 2.0%

Trade Desk, Inc. (The) (Class A Stock)*	726,503	40,655,108

Oil, Gas & Consumable Fuels 2.4%

Cheniere Energy, Inc.	122,848	19,328,904
Hess Corp.(a)	221,310	29,810,457

		49,139,361

Pharmaceuticals 1.1%

Jazz Pharmaceuticals PLC*	162,114	22,760,806

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    11

Schedule of Investments  (unaudited)  (continued)

as of February 28, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services 3.2%

CoStar Group, Inc.*	515,944	$36,456,603
KBR, Inc.	528,703	29,136,822

		65,593,425

Real Estate Management & Development 1.7%

CBRE Group, Inc. (Class A Stock)*	408,717	34,798,165

Road & Rail 1.4%

J.B. Hunt Transport Services, Inc.	161,880	29,266,285

Semiconductors & Semiconductor Equipment 6.0%

Enphase Energy, Inc.*	167,097	35,178,932
Marvell Technology, Inc.	756,214	34,143,062
ON Semiconductor Corp.*(a)	304,030	23,534,962
Universal Display Corp.	218,853	29,731,180

		122,588,136

Software 10.7%

Crowdstrike Holdings, Inc. (Class A Stock)*	232,269	28,032,546
Datadog, Inc. (Class A Stock)*(a)	384,663	29,434,413
Five9, Inc.*	291,490	19,238,340
HubSpot, Inc.*(a)	103,576	40,069,411
Palo Alto Networks, Inc.*(a)	204,185	38,462,328
Paycom Software, Inc.*	124,011	35,846,620
Paycor HCM, Inc.*(a)	1,122,160	27,795,903

		218,879,561

Specialty Retail 4.3%

Burlington Stores, Inc.*	123,620	26,485,585
O’Reilly Automotive, Inc.*	41,638	34,563,704
Tractor Supply Co.(a)	116,916	27,271,826

		88,321,115

Textiles, Apparel & Luxury Goods 1.5%

On Holding AG (Switzerland) (Class A Stock)*(a)	1,364,851	29,849,291

TOTAL LONG-TERM INVESTMENTS (cost $1,617,217,705)		1,988,512,387

See Notes to Financial Statements.

Description	Shares	Value

SHORT-TERM INVESTMENTS 18.9%

AFFILIATED MUTUAL FUND 16.2%
PGIM Institutional Money Market Fund
(cost $331,962,439; includes $ 330,662,730 of cash collateral for securities on loan)(b)(we)	332,335,912	$332,236,212

UNAFFILIATED FUND 2.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $55,035,239)	55,035,239	55,035,239

TOTAL SHORT-TERM INVESTMENTS (cost $386,997,678)		387,271,451

TOTAL INVESTMENTS 116.2% (cost $2,004,215,383)		2,375,783,838
Liabilities in excess of other assets (16.2)%		(331,553,259)

NET ASSETS 100.0%		$2,044,230,579

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $322,523,328; cash collateral of $330,662,730 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    13

Schedule of Investments  (unaudited)  (continued)

as of February 28, 2023

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$53,227,113	$—	$—
Auto Components	31,785,719	—	—
Biotechnology	80,283,999	—	—
Building Products	12,539,002	—	—
Commercial Services & Supplies	39,991,793	—	—
Communications Equipment	35,261,008	—	—
Construction & Engineering	72,957,606	—	—
Construction Materials	34,233,713	—	—
Diversified Financial Services	31,166,718	—	—
Electrical Equipment	27,990,517	—	—
Electronic Equipment, Instruments & Components	100,584,726	—	—
Energy Equipment & Services	23,065,069	—	—
Entertainment	15,771,037	—	—
Food & Staples Retailing	57,220,922	—	—
Food Products	20,715,516	—	—
Health Care Equipment & Supplies	140,047,024	—	—
Health Care Providers & Services	53,667,432	—	—
Hotels, Restaurants & Leisure	92,230,124	—	—
Household Durables	25,419,983	—	—
Insurance	56,623,796	—	—
Interactive Media & Services	32,049,601	—	—
Internet & Direct Marketing Retail	34,929,536	—	—
IT Services	127,295,063	—	—
Life Sciences Tools & Services	81,483,629	—	—
Machinery	6,120,488	—	—
Media	40,655,108	—	—
Oil, Gas & Consumable Fuels	49,139,361	—	—
Pharmaceuticals	22,760,806	—	—
Professional Services	65,593,425	—	—
Real Estate Management & Development	34,798,165	—	—
Road & Rail	29,266,285	—	—
Semiconductors & Semiconductor Equipment	122,588,136	—	—
Software	218,879,561	—	—
Specialty Retail	88,321,115	—	—
Textiles, Apparel & Luxury Goods	29,849,291	—	—
Short-Term Investments
Affiliated Mutual Fund	332,236,212	—	—
Unaffiliated Fund	55,035,239	—	—

Total	$2,375,783,838	$—	$—

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2023 were as follows:

Affiliated Mutual Fund (16.2% represents investments purchased with collateral from securities on loan)	16.2%
Software	10.7
Health Care Equipment & Supplies	6.9
IT Services	6.2
Semiconductors & Semiconductor Equipment	6.0
Electronic Equipment, Instruments & Components	4.9
Hotels, Restaurants & Leisure	4.5
Specialty Retail	4.3
Life Sciences Tools & Services	4.0
Biotechnology	3.9
Construction & Engineering	3.6
Professional Services	3.2
Food & Staples Retailing	2.8
Insurance	2.8
Unaffiliated Fund	2.7
Health Care Providers & Services	2.6
Aerospace & Defense	2.6
Oil, Gas & Consumable Fuels	2.4
Media	2.0
Commercial Services & Supplies	2.0
Communications Equipment	1.7

Internet & Direct Marketing Retail	1.7%
Real Estate Management & Development	1.7
Construction Materials	1.7
Interactive Media & Services	1.6
Auto Components	1.6
Diversified Financial Services	1.5
Textiles, Apparel & Luxury Goods	1.5
Road & Rail	1.4
Electrical Equipment	1.4
Household Durables	1.2
Energy Equipment & Services	1.1
Pharmaceuticals	1.1
Food Products	1.0
Entertainment	0.8
Building Products	0.6
Machinery	0.3

116.2
Liabilities in excess of other assets	(16.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of RecognizedAssets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$322,523,328	$(322,523,328)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    15

Statement of Assets and Liabilities (unaudited)

as of February 28, 2023

Assets

Investments at value, including securities on loan of $322,523,328:
Unaffiliated investments (cost $1,672,252,944)	$2,043,547,626
Affiliated investments (cost $331,962,439)	332,236,212
Receivable for investments sold	3,651,024
Receivable for Fund shares sold	2,039,725
Dividends receivable	593,500
Tax reclaim receivable	7,692
Prepaid expenses	7,734

Total Assets	2,382,083,513

Liabilities

Payable to broker for collateral for securities on loan	330,662,730
Payable for Fund shares purchased	4,126,441
Accrued expenses and other liabilities	1,831,823
Management fee payable	913,546
Distribution fee payable	214,100
Affiliated transfer agent fee payable	103,144
Directors’ fees payable	1,150

Total Liabilities	337,852,934

Net Assets	$2,044,230,579

Net assets were comprised of:
Common stock, at par	$129,182
Paid-in capital in excess of par	1,680,828,656
Total distributable earnings (loss)	363,272,741

Net assets, February 28, 2023	$2,044,230,579

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($734,545,517 ÷ 55,843,615 shares of common stock issued and outstanding)	$13.15
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price to public	$13.92

Class C

Net asset value, offering price and redemption price per share, ($10,166,295 ÷ 583,376 shares of common stock issued and outstanding)	$17.43

Class R

Net asset value, offering price and redemption price per share, ($82,854,683 ÷ 7,550,627 shares of common stock issued and outstanding)	$10.97

Class Z

Net asset value, offering price and redemption price per share, ($554,277,329 ÷ 30,566,074 shares of common stock issued and outstanding)	$18.13

Class R2

Net asset value, offering price and redemption price per share, ($1,195,360 ÷ 65,584 shares of common stock issued and outstanding)	$18.23

Class R4

Net asset value, offering price and redemption price per share, ($23,545,911 ÷ 1,259,796 shares of common stock issued and outstanding)	$18.69

Class R6

Net asset value, offering price and redemption price per share, ($637,645,484 ÷ 33,313,186 shares of common stock issued and outstanding)	$19.14

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    17

Statement of Operations (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $4,913 foreign withholding tax)	$3,941,009
Affiliated income from securities lending, net	336,588

Total income	4,277,597

Expenses
Management fee	5,665,646
Distribution fee(a)	1,448,825
Shareholder servicing fees(a)	11,206
Transfer agent’s fees and expenses (including affiliated expense of $244,789)(a)	1,131,950
Shareholders’ reports	87,425
Custodian and accounting fees	68,332
Registration fees(a)	56,088
Directors’ fees	19,340
Professional fees	17,657
Audit fee	12,143
Miscellaneous	23,300

Total expenses	8,541,912
Less: Fee waiver and/or expense reimbursement(a)	(8,313)
Distribution fee waiver(a)	(104,822)

Net expenses	8,428,777

Net investment income (loss)	(4,151,180)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $53,415)	11,930,268
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $77,914)	75,641,974

Net gain (loss) on investment transactions	87,572,242

Net Increase (Decrease) In Net Assets Resulting From Operations	$83,421,062

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,082,187	50,653	314,465	—	1,520	—	—
Shareholder servicing fees	—	—	—	—	608	10,598	—
Transfer agent’s fees and expenses	653,181	14,730	77,793	360,141	1,291	14,832	9,982
Registration fees	13,527	6,450	4,472	11,098	3,481	3,472	13,588
Fee waiver and/or expense reimbursement	—	—	—	—	(3,971)	(4,342)	—
Distribution fee waiver	—	—	(104,822)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,151,180)	$(11,877,325)
Net realized gain (loss) on investment transactions	11,930,268	50,995,064
Net change in unrealized appreciation (depreciation) on investments	75,641,974	(719,933,811)

Net increase (decrease) in net assets resulting from operations	83,421,062	(680,816,072)

Dividends and Distributions
Distributions from distributable earnings
Class A	(13,462,342)	(313,353,305)
Class C	(138,596)	(3,888,472)
Class R	(1,866,862)	(42,313,219)
Class Z	(7,166,248)	(182,607,940)
Class R2	(16,516)	(394,367)
Class R4	(282,910)	(5,326,501)
Class R6	(7,682,402)	(187,635,150)

	(30,615,876)	(735,518,954)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	167,367,923	487,166,102
Net asset value of shares issued in reinvestment of dividends and distributions	29,165,538	697,858,759
Cost of shares purchased	(253,002,455)	(731,555,597)

Net increase (decrease) in net assets from Fund share transactions	(56,468,994)	453,469,264

Total increase (decrease)	(3,663,808)	(962,865,762)

Net Assets:

Beginning of period	2,047,894,387	3,010,760,149

End of period	$2,044,230,579	$2,047,894,387

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    19

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2023
			Year Ended August 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.85		$23.79	$25.32	$29.35	$38.18	$37.70
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.11)	(0.15)	(0.10)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investment transactions	0.58		(3.99)	8.28	4.84	1.46	5.66
Total from investment operations	0.54		(4.10)	8.13	4.74	1.37	5.53
Less Dividends and Distributions:
Distributions from net realized gains	(0.24)		(6.84)	(9.66)	(8.77)	(10.20)	(5.05)
Net asset value, end of period	$13.15		$12.85	$23.79	$25.32	$29.35	$38.18
Total Return(b):	4.22%		(23.87)%	38.68%	21.73%	9.98%	15.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$734,546		$755,816	$1,126,764	$925,117	$929,801	$1,153,936
Average net assets (000)	$727,437		$925,727	$1,056,327	$867,188	$939,210	$1,331,811
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08	%(d)	1.05%	1.03%	1.06%	1.07%	1.06%
Expenses before waivers and/or expense reimbursement	1.08	%(d)	1.05%	1.03%	1.06%	1.07%	1.06%
Net investment income (loss)	(0.65	)%(d)	(0.69)%	(0.65)%	(0.42)%	(0.32)%	(0.34)%
Portfolio turnover rate(e)	15%		51%	71%	58%	31%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 28, 2023
			Year Ended August 31,
			2022(a)	2021(a)	2020(a)	2019(a)	2018(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.02		$29.48	$54.12	$79.08	$118.44	$121.92
Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.33)	(0.48)	(0.60)	(0.80)	(1.12)
Net realized and unrealized gain (loss) on investment transactions	0.78		(5.29)	14.48	10.72	2.24	17.84
Total from investment operations	0.65		(5.62)	14.00	10.12	1.44	16.72
Less Dividends and Distributions:
Distributions from net realized gains	(0.24)		(6.84)	(38.64)	(35.08)	(40.80)	(20.20)
Net asset value, end of period	$17.43		$17.02	$29.48	$54.12	$79.08	$118.44
Total Return(c):	3.83%		(24.54)%	37.57%	20.95%	9.19%	15.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,166		$10,966	$17,586	$29,633	$48,646	$114,841
Average net assets (000)	$10,215		$13,699	$22,913	$34,773	$78,014	$121,294
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.02	%(e)	1.91%	1.79%	1.76%	1.74%	1.69%
Expenses before waivers and/or expense reimbursement	2.02	%(e)	1.91%	1.79%	1.76%	1.74%	1.69%
Net investment income (loss)	(1.58	)%(e)	(1.55)%	(1.39)%	(1.10)%	(0.99)%	(0.98)%
Portfolio turnover rate(f)	15%		51%	71%	58%	31%	36%

(a)

The Fund had a 4-for-1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 7 in the Notes to Financial Statements). The net asset value reported at the original dates prior to the reverse stock split were $7.37, $13.53, $19.77 and $29.61 for the years ended August 31, 2021, 2020, 2019 and 2018, respectively.

(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    21

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28, 2023
			Year Ended August 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.77		$21.09	$23.41	$27.83	$36.85	$36.61
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.13)	(0.18)	(0.13)	(0.14)	(0.19)
Net realized and unrealized gain (loss) on investment transactions	0.49		(3.35)	7.52	4.48	1.32	5.48
Total from investment operations	0.44		(3.48)	7.34	4.35	1.18	5.29
Less Dividends and Distributions:
Distributions from net realized gains	(0.24)		(6.84)	(9.66)	(8.77)	(10.20)	(5.05)
Net asset value, end of period	$10.97		$10.77	$21.09	$23.41	$27.83	$36.85
Total Return(b):	4.11%		(24.05)%	38.38%	21.56%	9.74%	15.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,855		$91,437	$139,403	$124,024	$137,975	$167,650
Average net assets (000)	$84,552		$111,055	$135,345	$121,955	$144,398	$186,452
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.29	%(d)	1.26%	1.24%	1.26%	1.25%	1.24%
Expenses before waivers and/or expense reimbursement	1.54	%(d)	1.51%	1.49%	1.51%	1.50%	1.49%
Net investment income (loss)	(0.86	)%(d)	(0.90)%	(0.86)%	(0.61)%	(0.51)%	(0.52)%
Portfolio turnover rate(e)	15%		51%	71%	58%	31%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28, 2023
			Year Ended August 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.59		$29.94	$29.67	$32.84	$41.27	$40.26
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.08)	(0.09)	(0.02)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.81		(5.43)	10.02	5.62	1.78	6.09
Total from investment operations	0.78		(5.51)	9.93	5.60	1.77	6.06
Less Dividends and Distributions:
Distributions from net realized gains	(0.24)		(6.84)	(9.66)	(8.77)	(10.20)	(5.05)
Net asset value, end of period	$18.13		$17.59	$29.94	$29.67	$32.84	$41.27
Total Return(b):	4.51%		(23.64)%	39.12%	22.16%	10.29%	16.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$554,277		$564,177	$845,309	$771,068	$1,550,111	$2,599,235
Average net assets (000)	$540,826		$682,445	$829,228	$896,694	$1,902,093	$3,091,013
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.74	%(d)	0.71%	0.70%	0.74%	0.79%	0.80%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.71%	0.70%	0.74%	0.79%	0.80%
Net investment income (loss)	(0.30	)%(d)	(0.36)%	(0.32)%	(0.08)%	(0.04)%	(0.08)%
Portfolio turnover rate(e)	15%		51%	71%	58%	31%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    23

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended February 28,		Year Ended August 31,				December 27, 2017(a) through August 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.71		$30.19	$29.94	$33.15	$41.65	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.16)	(0.22)	(0.12)	(0.11)	(0.11)
Net realized and unrealized gain
(loss) on investment transactions	0.82		(5.48)	10.13	5.68	1.81	3.18
Total from investment operations	0.76		(5.64)	9.91	5.56	1.70	3.07
Less Dividends and Distributions:
Distributions from net realized gains	(0.24)		(6.84)	(9.66)	(8.77)	(10.20)	-
Net asset value, end of period	$18.23		$17.71	$30.19	$29.94	$33.15	$41.65
Total Return(c):	4.31%		(23.92)%	38.60%	21.74%	9.93%	7.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,195		$1,269	$1,851	$650	$539	$11
Average net assets (000)	$1,226		$1,523	$1,050	$562	$296	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.08%	1.08%	1.08	%(e)
Expenses before waivers and/or expense reimbursement	1.73	%(e)	1.63%	1.98%	3.70%	6.45%	244.89	%(e)
Net investment income (loss)	(0.65	)%(e)	(0.72)%	(0.75)%	(0.45)%	(0.35)%	(0.39	)%(e)
Portfolio turnover rate(f)	15%		51%	71%	58%	31%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Six Months Ended February 28,		Year Ended August 31,				December 27, 2017(a) through August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.13		$30.68	$30.24	$33.33	$41.72	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.10)	(0.14)	(0.09)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.84		(5.61)	10.24	5.77	1.84	3.18
Total from investment operations	0.80		(5.71)	10.10	5.68	1.81	3.14
Less Dividends and Distributions:
Distributions from net realized gains	(0.24)		(6.84)	(9.66)	(8.77)	(10.20)	-
Net asset value, end of period	$18.69		$18.13	$30.68	$30.24	$33.33	$41.72
Total Return(c):	4.43%		(23.74)%	38.90%	22.05%	10.24%	8.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,546		$20,254	$1,810	$1,088	$164	$11
Average net assets (000)	$21,372		$17,358	$1,421	$531	$106	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.83%	0.83%	0.83%	0.83%	0.83	%(e)
Expenses before waivers and/or expense reimbursement	0.87	%(e)	0.88%	1.50%	3.58%	15.83%	244.44	%(e)
Net investment income (loss)	(0.40	)%(e)	(0.46)%	(0.47)%	(0.33)%	(0.09)%	(0.14	)%(e)
Portfolio turnover rate(f)	15%		51%	71%	58%	31%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund    25

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2023		Year Ended August 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.54		$31.16	$30.52	$33.50	$41.80	$40.63
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.05)	(0.06)	0.01	0.05	0.06
Net realized and unrealized gain (loss) on investment transactions	0.86		(5.73)	10.36	5.78	1.85	6.16
Total from investment operations	0.84		(5.78)	10.30	5.79	1.90	6.22
Less Dividends and Distributions:
Distributions from net realized gains	(0.24)		(6.84)	(9.66)	(8.77)	(10.20)	(5.05)
Net asset value, end of period	$19.14		$18.54	$31.16	$30.52	$33.50	$41.80
Total Return(b):	4.55%		(23.57)%	39.27%	22.32%	10.52%	16.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$637,645		$603,976	$878,037	$682,514	$675,919	$1,144,170
Average net assets (000)	$600,771		$736,358	$789,403	$640,757	$786,436	$1,584,359
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.61	%(d)	0.60%	0.59%	0.60%	0.59%	0.58%
Expenses before waivers and/or expense reimbursement	0.61	%(d)	0.60%	0.59%	0.60%	0.59%	0.58%
Net investment income (loss)	(0.17	)%(d)	(0.24)%	(0.21)%	0.04%	0.15%	0.15%
Portfolio turnover rate(e)	15%		51%	71%	58%	31%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Mid-Cap Growth Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Mid-Cap Growth Fund    27

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Jennison Mid-Cap Growth Fund    29

Notes to Financial Statements (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of average daily net assets up to $1 billion;	0.58%

0.55% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R2	1.08

R4	0.83

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Mid-Cap Growth Fund    31

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2023 to limit such expenses. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.30%	N/A	%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the reporting period ended February 28, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$70,444	$213

C	—	244

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$300,199,151	$432,529,384

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)

$301,506,282	$1,925,729,626	$1,895,131,025	$77,914	$53,415	$332,236,212	332,335,912	$336,588	(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM Jennison Mid-Cap Growth Fund    33

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$2,013,234,577	$480,832,947	$(118,283,686)	$362,549,261

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat certain late-year ordinary income losses of approximately $7,063,000 as having been incurred in the following fiscal year (August 31, 2023).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 2,000,000,000 shares of capital stock, $0.001 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares

A	345,000,000

B	5,000,000

C	25,000,000

R	125,000,000

Z	800,000,000

T	100,000,000

R2	100,000,000

R4	100,000,000

R6	400,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	8,034	0.1%

R4	861	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	34.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended February 28, 2023:

Shares sold	1,395,313	$17,798,330

Shares issued in reinvestment of dividends and distributions	1,008,087	12,984,167

Shares purchased	(5,325,158)	(67,407,547)

Net increase (decrease) in shares outstanding before conversion	(2,921,758)	(36,625,050)

Shares issued upon conversion from other share class(es)	120,429	1,538,221

Shares purchased upon conversion into other share class(es)	(194,188)	(2,470,164)

Net increase (decrease) in shares outstanding	(2,995,517)	$(37,556,993)

PGIM Jennison Mid-Cap Growth Fund    35

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2022:

Shares sold	4,704,999	$75,295,157

Shares issued in reinvestment of dividends and distributions	17,958,143	299,900,981

Shares purchased	(11,100,809)	(178,448,201)

Net increase (decrease) in shares outstanding before conversion	11,562,333	196,747,937

Shares issued upon conversion from other share class(es)	248,367	4,734,470

Shares purchased upon conversion into other share class(es)	(335,467)	(5,554,396)

Net increase (decrease) in shares outstanding	11,475,233	$195,928,011

Class C(a)

Six months ended February 28, 2023:

Shares sold	53,151	$902,096

Shares issued in reinvestment of dividends and distributions	7,988	136,598

Shares purchased	(90,451)	(1,527,058)

Net increase (decrease) in shares outstanding before conversion	(29,312)	(488,364)

Shares purchased upon conversion into other share class(es)	(31,582)	(532,124)

Net increase (decrease) in shares outstanding	(60,894)	$(1,020,488)

Year ended August 31, 2022:

Shares sold	215,178	$2,431,901

Shares issued in reinvestment of dividends and distributions	171,704	3,822,124

Shares purchased	(2,037,622)	(4,151,056)

Net increase (decrease) in shares outstanding before conversion	(1,650,740)	2,102,969

Shares purchased upon conversion into other share class(es)	(90,436)	(957,938)

Net increase (decrease) in shares outstanding	(1,741,176)	$1,145,031

Class R

Six months ended February 28, 2023:

Shares sold	221,978	$2,362,278

Shares issued in reinvestment of dividends and distributions	173,660	1,866,846

Shares purchased	(1,338,319)	(14,185,817)

Net increase (decrease) in shares outstanding	(942,681)	$(9,956,693)

Year ended August 31, 2022:

Shares sold	1,454,481	$18,169,680

Shares issued in reinvestment of dividends and distributions	3,011,344	42,188,926

Shares purchased	(2,579,763)	(35,520,977)

Net increase (decrease) in shares outstanding before conversion	1,886,062	24,837,629

Shares purchased upon conversion into other share class(es)	(1,602)	(19,164)

Net increase (decrease) in shares outstanding	1,884,460	$24,818,465

Share Class	Shares	Amount

Class Z

Six months ended February 28, 2023:

Shares sold	3,294,254	$58,647,142

Shares issued in reinvestment of dividends and distributions	385,645	6,845,208

Shares purchased	(5,254,526)	(91,863,166)

Net increase (decrease) in shares outstanding before conversion	(1,574,627)	(26,370,816)

Shares issued upon conversion from other share class(es)	136,664	2,391,621

Shares purchased upon conversion into other share class(es)	(68,807)	(1,202,553)

Net increase (decrease) in shares outstanding	(1,506,770)	$(25,181,748)

Year ended August 31, 2022:

Shares sold	5,707,804	$117,405,316

Shares issued in reinvestment of dividends and distributions	7,636,045	174,178,179

Shares purchased	(9,565,096)	(207,799,325)

Net increase (decrease) in shares outstanding before conversion	3,778,753	83,784,170

Shares issued upon conversion from other share class(es)	238,862	5,335,069

Shares purchased upon conversion into other share class(es)	(176,744)	(4,482,343)

Net increase (decrease) in shares outstanding	3,840,871	$84,636,896

Class R2

Six months ended February 28, 2023:

Shares sold	6,524	$115,389

Shares issued in reinvestment of dividends and distributions	925	16,516

Shares purchased	(13,521)	(243,404)

Net increase (decrease) in shares outstanding	(6,072)	$(111,499)

Year ended August 31, 2022:

Shares sold	5,204	$111,768

Shares issued in reinvestment of dividends and distributions	17,131	394,367

Shares purchased	(11,977)	(276,394)

Net increase (decrease) in shares outstanding	10,358	$229,741

Class R4

Six months ended February 28, 2023:

Shares sold	206,766	$3,674,767

Shares issued in reinvestment of dividends and distributions	1,239	22,665

Shares purchased	(65,246)	(1,174,470)

Net increase (decrease) in shares outstanding	142,759	$2,522,962

Year ended August 31, 2022:

Shares sold	1,211,894	$32,937,142

Shares issued in reinvestment of dividends and distributions	16,434	386,681

Shares purchased	(170,290)	(3,506,079)

Net increase (decrease) in shares outstanding	1,058,038	$29,817,744

PGIM Jennison Mid-Cap Growth Fund    37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended February 28, 2023:

Shares sold	4,499,450	$83,867,921

Shares issued in reinvestment of dividends and distributions	389,404	7,293,538

Shares purchased	(4,163,386)	(76,600,993)

Net increase (decrease) in shares outstanding before conversion	725,468	14,560,466

Shares issued upon conversion from other share class(es)	19,972	361,610

Shares purchased upon conversion into other share class(es)	(4,568)	(86,611)

Net increase (decrease) in shares outstanding	740,872	$14,835,465

Year ended August 31, 2022:

Shares sold	11,154,187	$240,815,138

Shares issued in reinvestment of dividends and distributions	7,365,273	176,987,501

Shares purchased	(14,168,639)	(301,853,565)

Net increase (decrease) in shares outstanding before conversion	4,350,821	115,949,074

Shares issued upon conversion from other share class(es)	46,670	1,134,715

Shares purchased upon conversion into other share class(es)	(7,032)	(190,413)

Net increase (decrease) in shares outstanding	4,390,459	$116,893,376

(a)	On December 27, 2021, the Fund declared a 4 to 1 reverse stock split.

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Capital share activity referenced in the Statement of Changes in Net Assets and in Note 7, as well as per share data in the Financial Highlights for Class C shares have been retroactively adjusted to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022

	Current SCA	Prior SCA

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended February 28, 2023. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $1,857,000, borrowed at a weighted average interest rate of 4.14%. The maximum loan outstanding amount during the period was $3,091,000. At February 28, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are

PGIM Jennison Mid-Cap Growth Fund    39

Notes to Financial Statements (unaudited) (continued)

generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

PGIM Jennison Mid-Cap Growth Fund    41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Mid-Cap Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MID-CAP GROWTH FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PEEAX	PEGCX	JDERX	PEGZX	PEGEX	PEGGX	PJGQX

CUSIP	74441C105	74441C303	74441C600	74441C808	74441C865	74441C857	74441C881

MF173E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2023